Leases Obligations - Summary of Liabilities for Assets in Lease (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	$ 56,076		$ 62,949	$ 58,365
Interest	(7,877)
Present value of minimum lease payments	48,199	$ 58,011
Less Than One Year [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	17,938		15,067	18,550
Interest	(3,428)
Present value of minimum lease payments	14,510
Less Than Two Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	13,460		10,716	9,178
Interest	(2,330)
Present value of minimum lease payments	11,130
Less Than Three Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	11,819		11,252	9,696
Interest	(1,460)
Present value of minimum lease payments	10,359
Less Than Four Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	11,008		$ 11,899	$ 10,138
Interest	(618)
Present value of minimum lease payments	10,390
Five Years And Over [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	1,851
Interest	(41)
Present value of minimum lease payments	1,810
Liabilities For Assets In Lease [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	38,138
Interest	(4,449)
Present value of minimum lease payments	$ 33,689